January 2, 2009

Securities and Exchange Commission Office of Filings and Information Services Judiciary Plaza 100 F Street, N.E. Washington, D.C. 20549

Re:	Dreyfus Premier Worldwide Growth Fund, Inc. - Dreyfus Premier Worldwide Growth Fund File No.: 811-7512

Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended October 31, 2008.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6815.

Very truly yours,

/s/ Maria R. Rodriguez
Maria R. Rodriguez
Paralegal

MRR/ Enclosure